Overview and Basis of Presentation - Narrative (Detail) $ in Millions		12 Months Ended
	Oct. 02, 2016 USD ($) Entity	Dec. 31, 2016	Oct. 01, 2016 USD ($) shares
Overview And Basis Of Presentation [Line Items]
Percentage of distribution of common shares during spinoff			80.75%
Decrease in equity	$ (244)
Net benefit obligation			$ 358
Workers' compensation liability			39
Short-term workers’ compensation liabilities			11
Long-term workers’ compensation liabilities			28
Workers’ compensation recovery asset			$ 5
Transition Services Agreements | Maximum
Overview And Basis Of Presentation [Line Items]
Agreement extended period		24 months
Donnelley Financial Solutions
Overview And Basis Of Presentation [Line Items]
Percentage of distribution of common shares during spinoff			80.75%
RRD
Overview And Basis Of Presentation [Line Items]
Number of entities resulted from spinoff of an entity | Entity	3
Ownership percentage	19.25%
Ownership percentage in Donnelley Financial solutions by related party	19.25%
Number of share distributed to each stockholder in spinoff transaction in Donnelley Financial solutions by related party | shares			0.125
Number of share distributed to each stockholder in spinoff transaction | shares			0.125